PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 109.9%
Asset-Backed Securities 6.9%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	5.100%(c)	07/15/30	4,250	$4,191,183
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.283(c)	04/20/31	2,500	2,433,921
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A	—(p)	10/20/31	4,000	4,000,000
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.218(c)	10/21/30	4,000	3,900,510
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.355(c)	04/22/29	2,231	2,189,657
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.343(c)	07/20/30	2,468	2,414,362
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A1A, 144A	—(p)	04/15/31	3,500	3,498,806
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.468(c)	04/25/31	2,000	1,952,817
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.433(c)	10/20/31	4,000	3,894,170

Total Asset-Backed Securities (cost $28,678,700)				28,475,426
Corporate Bonds 93.1%
Aerospace & Defense 2.9%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,425	1,266,469
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	1,200	1,138,344
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,981	1,979,019
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,042	1,022,223
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	375	355,650

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	875	852,165

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

TransDigm UK Holdings PLC, Gtd. Notes	6.875%	05/15/26	650	$633,271
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	2,900	2,633,741
Gtd. Notes	7.500	03/15/27	775	764,247
Sr. Sec’d. Notes, 144A	6.250	03/15/26	1,425	1,405,199
				12,050,328
Airlines 1.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	4,700	4,465,000
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	500	461,485
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,354,131
				6,280,616
Apparel 0.6%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	893	819,625
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	1,797	1,727,623
				2,547,248
Auto Manufacturers 0.5%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	1,075	991,513
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	650	600,749
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	300	257,612
				1,849,874

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	1,800	$1,606,500
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	84	79,800
Gtd. Notes	6.500	04/01/27	1,200	1,107,601

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	2,000	1,810,792
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	375	349,338
				4,954,031
Banks 0.2%
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	850	852,125
Building Materials 1.2%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	450	421,026
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	1,425	1,062,322
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,925	1,687,131
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,800	1,645,162

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	225	216,285
				5,031,926
Chemicals 2.4%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	2,474	2,425,277
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	395	296,766
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,862	1,597,311
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	2,025	1,774,406
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)	149	81,468

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
TPC Group, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	10.875%	08/01/24(d)	287	$275,435
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $403,959; purchased 07/13/21)(f)	5.750	07/15/25	411	135,630
Sr. Sec’d. Notes, 144A (original cost $3,798,921; purchased 03/02/21 - 01/03/22)(aa)(f)	9.500	07/01/25	3,375	2,109,375
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	450	393,680
Sr. Sec’d. Notes, 144A	5.625	10/01/24	675	661,488
				9,750,836
Commercial Services 5.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	446	406,746
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26	7,000	6,700,723
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	597	519,098

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	1,925	1,661,786
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	950	888,702
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	754,875
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,482,821

Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	825	803,515
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	2,576	2,437,473
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	250	213,019
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	600	520,586
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	5,235	5,249,635
				21,638,979

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.5%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375%	10/31/26	250	$209,375
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	545	525,747
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,500	1,480,021
				2,215,143
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	169,149
Diversified Financial Services 4.3%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	2,675	2,352,535
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	450	388,823
Gtd. Notes, 144A(aa)	5.375	12/01/24	4,241	3,960,246

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	550	325,295
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	1,075	602,009
Gtd. Notes, 144A	6.500	11/01/25	850	577,729

LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	550	434,982
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	1,075	963,765
OneMain Finance Corp.,
Gtd. Notes	6.125	03/15/24	500	488,605
Gtd. Notes(aa)	6.875	03/15/25	3,025	2,934,003
Gtd. Notes(aa)	7.125	03/15/26	4,150	3,995,293

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	675	614,250
				17,637,535

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	500	$450,082
Sr. Sec’d. Notes, 144A(aa)	5.250	06/01/26	1,716	1,637,188
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	250	237,983
Gtd. Notes	6.625	01/15/27	207	207,101
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,750	3,459,460
Gtd. Notes, 144A	5.500	09/01/26	1,500	1,438,866
				7,430,680
Electrical Components & Equipment 0.9%
Energizer Holdings, Inc., Gtd. Notes, 144A	6.500	12/31/27	675	617,263
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	1,950	1,969,519
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,217,041
				3,803,823
Electronics 0.5%
Likewize Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	2,075	1,881,803
Energy-Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	700	671,459
Entertainment 4.9%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	6,250	6,101,680
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	1,350	1,239,065
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	1,000	989,077
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,500	2,502,100
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,100	917,818

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625%	01/15/27		3,880	$3,534,290
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		875	901,797
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	7.750	04/15/25		4,109	4,005,079
					20,190,906
Foods 3.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26		737	663,512
Gtd. Notes, 144A(aa)	4.625	01/15/27		2,675	2,480,962

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		2,750	2,498,129
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		2,525	2,398,764
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	600	520,395
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27		4,500	4,402,039
Post Holdings, Inc., Gtd. Notes, 144A	5.750	03/01/27		88	85,250
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25		675	675,120
					13,724,171
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		1,200	1,174,312
Sr. Unsec’d. Notes	5.750	05/20/27		1,625	1,500,014
Sr. Unsec’d. Notes	5.875	08/20/26		550	516,822
					3,191,148
Healthcare-Services 4.5%
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26		4,214	4,178,135

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes	7.050%	12/01/27	792	$807,040
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	150	118,432
Sr. Sec’d. Notes, 144A	6.750	04/15/25	2,725	2,413,183

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	3,533	3,081,378
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	4,050	3,234,755
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	875	758,640
Sr. Sec’d. Notes(aa)	4.625	07/15/24	3,205	3,123,936
Sr. Sec’d. Notes, 144A	4.875	01/01/26	250	236,306
Sr. Sec’d. Notes, 144A	5.125	11/01/27	600	549,915
				18,501,720
Home Builders 5.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	600	513,005
Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	3,775	3,169,610
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	2,887	2,511,690
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,000	955,300
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	3,420	2,949,750
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	2,030	1,744,334
KB Home, Gtd. Notes	6.875	06/15/27	432	417,969
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	950	815,508
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	3,200	2,728,032
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	1,115	1,089,368

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750%	02/15/28	550	$463,817
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	1,155	1,005,903
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	1,296	1,218,709
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	5.875	06/15/24	700	690,094
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	1,850	1,603,740
				21,876,829
Internet 2.5%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	2,120	1,814,243
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	633,823
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	600	567,230
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	1,435	1,291,658
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	5,979,355
				10,286,309
Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,859	1,760,584
Leisure Time 0.1%
Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	500	435,000
Lodging 3.0%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	500	435,694
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,585	4,161,189

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes	5.750%	06/15/25	75	$72,755
Gtd. Notes(aa)	6.750	05/01/25	3,162	3,120,309

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.875	05/15/25	3,896	3,649,059
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	650	445,250
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	700	420,196
				12,304,452
Machinery-Diversified 1.6%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	3,996	3,847,201
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	2,845,594
				6,692,795
Media 11.6%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	700	680,354
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	1,560	1,407,623
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	4,515	4,183,508
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,724	3,580,284
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	1,500	1,383,233
Gtd. Notes, 144A(aa)	5.500	04/15/27	4,520	4,257,212
Sr. Unsec’d. Notes	5.250	06/01/24	750	727,597
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	172,919
DISH DBS Corp.,
Gtd. Notes(aa)	5.000	03/15/23	4,550	4,493,073
Gtd. Notes	5.875	11/15/24	1,850	1,706,262
Gtd. Notes	7.750	07/01/26	2,595	2,192,216

Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	5,373	5,071,928
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27	1,145	1,029,387

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
iHeartCommunications, Inc., (cont’d.)
Sr. Sec’d. Notes	6.375%	05/01/26	1,665	$1,582,806

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	2,010	1,829,293
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	1,500	1,412,044
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	3,350	2,860,400
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	400	335,922
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	5,985	5,781,078
Videotron Ltd. (Canada), Gtd. Notes, 144A(aa)	5.375	06/15/24	3,214	3,192,948
				47,880,087
Mining 2.5%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	2,250	2,089,687
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	487,750
Gtd. Notes, 144A	7.500	04/01/25	2,280	2,195,640

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	2,920	2,557,978
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	600	517,313
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	2,945	2,593,110
				10,441,478
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	1,300	1,207,466
Office/Business Equipment 1.0%
CDW LLC/CDW Finance Corp., Gtd. Notes(aa)	4.125	05/01/25	4,282	4,071,077

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 4.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26		850	$867,334
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	7.000	11/01/26		3,000	2,955,593
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26		1,635	1,737,188
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26		2,936	2,841,917
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		325	322,437
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		600	584,125
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		800	814,040
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27		900	886,766
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.875	09/01/25		2,425	2,446,786
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		975	924,807
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	1,000	1,037,663
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		500	482,794
Gtd. Notes	5.000	03/15/23		2,000	1,995,718

Southwestern Energy Co., Gtd. Notes	8.375	09/15/28		900	934,119
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000	04/15/27		1,200	1,175,716
					20,007,003
Packaging & Containers 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26		525	451,500
Sr. Unsec’d. Notes, 144A	5.250	08/15/27		1,325	915,840

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		500	410,656

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000%	09/15/28	1,700	$1,275,000
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	238,403
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	1,000	916,183

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	299	285,930
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	225	199,127
Trident TPI Holdings, Inc., Gtd. Notes, 144A	9.250	08/01/24	1,000	934,950
				5,627,589
Pharmaceuticals 1.8%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	1,550	1,434,817
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	7,909	3,557,643
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	3,414	2,640,833
				7,633,293
Pipelines 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	175	166,618
Gtd. Notes, 144A	7.875	05/15/26	2,525	2,574,210

EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.000	07/01/25	505	489,486
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	750	719,300
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	475	440,675
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,314,218

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	7.500%	10/01/25	1,500	$1,519,316
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.350(cc)	02/01/25	2,100	1,996,118
Sr. Unsec’d. Notes	3.950	06/01/25	500	475,078
				9,695,019
Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	3,025	2,524,005
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	100	96,911
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	2,372	2,045,707
				4,666,623
Real Estate Investment Trusts (REITs) 3.9%
Diversified Healthcare Trust, Gtd. Notes(aa)	9.750	06/15/25	2,934	2,771,504
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	1,900	1,624,531
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	2,750	2,757,233
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25	8,425	8,347,950
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26	901	823,905
				16,325,123
Retail 2.1%
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28	100	72,653
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	725	700,868
Sr. Unsec’d. Notes	3.875	05/15/23	1,800	1,779,935

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375%	02/07/25	EUR	200	$169,094
Sr. Sec’d. Notes	6.250	10/30/25	EUR	308	262,305
Sr. Sec’d. Notes, 144A	6.750	02/07/25		1,325	1,202,438
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		4,910	4,506,742

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $158,813; purchased 08/25/22)(f)	5.375	04/01/26		175	158,819
					8,852,854
Semiconductors 0.8%
Microchip Technology, Inc., Gtd. Notes(aa)	4.250	09/01/25		3,630	3,461,430
Software 2.3%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A(aa)	7.125	10/02/25		2,000	1,968,725
Camelot Finance SA, Sr. Sec’d. Notes, 144A(aa)	4.500	11/01/26		5,720	5,376,800
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		2,500	2,323,436
					9,668,961
Telecommunications 6.2%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27		2,820	2,575,365
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		1,663	1,114,261
Sr. Sec’d. Notes, 144A	8.750	05/25/24		600	508,740
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,160	2,676,717

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		1,000	530,000
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500	10/15/26		1,575	1,455,709
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		1,200	1,034,457

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	1,795	$1,786,025
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	2,030	2,096,069
Gtd. Notes(aa)	7.625	03/01/26	5,150	5,365,871
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	550	508,368
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,460	3,189,029

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	4.000	03/01/27	3,720	2,873,132
				25,713,743
Transportation 0.5%
XPO Escrow Sub LLC, Sr. Unsec’d. Notes, 144A	7.500	11/15/27	275	274,467
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	1,603	1,620,813
				1,895,280
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	850	725,551

Total Corporate Bonds (cost $430,377,152)				385,602,046
Floating Rate and other Loans 9.9%
Airlines 0.6%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28	2,648	2,578,747

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Chemicals 0.3%
Diamond BC BV, Term Loan B, 3 Month LIBOR + 2.750%	7.165%(c)	09/29/28	1,390	$1,296,751
TPC Group, Inc., Term Loan^	—(p)	03/01/23	14	14,480
				1,311,231
Commercial Services 0.7%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	7.254(c)	05/17/28	988	807,281
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	6.004(c)	12/01/28	1,123	1,103,956
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	7.754(c)	08/27/25	987	971,678
				2,882,915
Electric 0.2%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26	2,534	812,065
Entertainment 0.6%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	6.600(c)	10/21/24	2,332	2,308,290
Insurance 0.2%
Asurion LLC, New B-9 Term Loan, 1 Month LIBOR + 3.250%	7.004(c)	07/31/27	1,010	887,629
Packaging & Containers 0.8%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Delayed Draw Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	09/15/28	35	32,924
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	09/15/28	390	369,257
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	10/17/24	2,863	2,810,675
				3,212,856

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Retail 0.5%
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	7.121%(c)	12/17/27	1,234	$1,052,681
White Cap Buyer LLC, Term Loan, 1 Month LIBOR + 3.750%	7.479(c)	10/19/27	891	842,004
				1,894,685
Software 3.3%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	6.967(c)	02/15/29	1,578	1,432,957
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	7.504(c)	10/02/25	4,358	4,182,453
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	9.254(c)	02/27/26	150	136,406

Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	6.846(c)	02/06/26	3,721	3,656,323
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24	3,527	3,180,153
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	5.617(c)	02/15/28	450	284,296
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	8.473(c)	07/14/28	1,233	1,010,072
				13,882,660
Telecommunications 2.7%
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 6 Month SOFR + 4.500%	7.445(c)	02/01/29	2,848	2,736,532
MLN US Holdco LLC,
Term Loan, 3 Month LIBOR + 6.440%	10.894(c)	10/18/27	21	20,374
Term Loan, 3 Month LIBOR + 6.800%	11.254(c)	10/18/27	48	43,361
Term Loan, 3 Month LIBOR + 8.750%	12.502(c)	10/18/27	4	3,200

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%^	8.343(c)	03/02/29	1,450	1,348,603

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications (cont’d.)

West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415%(c)	10/10/24	5,609	$4,910,536
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	7.754(c)	10/02/28	2,534	2,173,248
				11,235,854

Total Floating Rate and other Loans (cost $45,388,054)				41,006,932

	Units
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	104,385	10

Total Long-Term Investments (cost $504,443,906)		455,084,414

	Shares
Short-Term Investment 19.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $81,350,228)	81,350,228	81,350,228

TOTAL INVESTMENTS 129.6% (cost $585,794,134)		536,434,642
Liabilities in excess of other assets(z) (29.6)%		(122,490,951)

Net Assets 100.0%		$413,943,691

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,363,093 and 0.3% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $164,553,989 segregated as collateral for amount of $125,000,000 borrowed and outstanding as of October 31, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,361,693. The aggregate value of $2,403,824 is 0.6% of net assets.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at October 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Term Loan, 1 Month LIBOR + 3.500%, 3.500%(c), Maturity Date 02/15/29 (cost $268,116)	268	$243,483	$24,633	$—
Trident TPI Holdings, Inc., First Lien Tranche B-3 Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 09/15/28 (cost $20,795)	21	19,681	1,114	—
		$263,164	$25,747	$—

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Forward foreign currency exchange contracts outstanding at October 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/22	BNP	GBP	534	$604,583	$612,423	$7,840	$—
Euro,
Expiring 11/02/22	BNP	EUR	1,465	1,454,762	1,447,767	—	(6,995)
				$2,059,345	$2,060,190	7,840	(6,995)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/22	JPM	GBP	534	$577,902	$612,423	$—	$(34,521)
Expiring 12/02/22	BNP	GBP	534	605,023	612,952	—	(7,929)
Euro,
Expiring 11/02/22	BOA	EUR	1,465	1,414,915	1,447,767	—	(32,852)
Expiring 12/02/22	BNP	EUR	1,465	1,457,854	1,450,960	6,894	—
				$4,055,694	$4,124,102	6,894	(75,302)
						$14,734	$(82,297)
Credit default swap agreement outstanding at October 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	5,450	$128,010	$96,000	$(32,010)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2022(4)	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	52,826	4.795%	$(1,266,162)	$703,346	$1,969,508
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).